Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
MDC Partners Inc., 6.50%, 05/01/24 (Call 03/02/20)(a)(b)	$50	$45,113
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24 (Call 03/02/20)	50	51,052

		96,165

Aerospace & Defense — 2.5%
Arconic Inc., 5.13%, 10/01/24 (Call 07/01/24)	100	107,883
Bombardier Inc., 7.50%, 12/01/24 (Call 12/01/20)(a)	75	73,698
TransDigm Inc., 6.50%, 07/15/24 (Call 03/02/20)	100	103,250
Triumph Group Inc., 6.25%, 09/15/24 (Call 09/15/20)(a)	25	25,824

		310,655

Airlines — 0.4%
United Airlines Holdings Inc., 5.00%, 02/01/24	25	26,532
Virgin Australia Holdings Ltd., 8.13%, 11/15/24 (Call 05/15/24)(a)	25	24,420

		50,952

Apparel — 0.6%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(a)	75	78,748

Auto Manufacturers — 0.8%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 02/11/20)(a)	100	102,268

Auto Parts & Equipment — 0.6%
Dana Inc., 5.50%, 12/15/24 (Call 03/02/20)	50	51,464
Truck Hero Inc., 8.50%, 04/21/24 (Call 04/30/21)(a)	25	25,983

		77,447

Banks — 2.5%
CIT Group Inc., 4.75%, 02/16/24 (Call 11/16/23)	50	53,450
Freedom Mortgage Corp., 8.13%, 11/15/24 (Call 11/15/20)(a)	50	49,689
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	200	212,228

		315,367

Building Materials — 2.2%
BMC East LLC, 5.50%, 10/01/24 (Call 02/18/20)(a)	25	25,946
Boise Cascade Co., 5.63%, 09/01/24 (Call 03/02/20)(a)	25	25,966
Builders FirstSource Inc., 5.63%, 09/01/24 (Call 02/18/20)(a)	43	44,668
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 03/02/20)	25	25,813
Standard Industries Inc./NJ, 5.38%, 11/15/24 (Call 03/02/20)(a)	100	102,523
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 03/02/20)	50	51,852

		276,768

Chemicals — 1.6%
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/20)(a)	50	48,192
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 03/02/20)(a)	50	38,780
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	85	88,392
WR Grace & Co.-Conn, 5.63%, 10/01/24(a)	25	27,628

		202,992

Commercial Services — 3.5%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 6.38%, 04/01/24 (Call 03/02/20)(a)	50	51,946
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)(b)	30	31,134
Hertz Corp. (The), 5.50%, 10/15/24 (Call 02/11/20)(a)	75	76,190
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 03/02/20)(a)(b)	125	121,459
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)	50	52,339
Service Corp. International/U.S., 5.38%, 05/15/24 (Call 03/02/20)	50	51,338

Security	Par (000)	Value

Commercial Services (continued)
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 02/11/20)(a)	$50	$51,686

		436,092

Computers — 1.0%
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 02/18/20)(a)(b)	100	105,164
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 03/02/20)	25	24,201

		129,365

Distribution & Wholesale — 0.6%
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 09/15/20)(a)(c)	25	26,070
Wolverine Escrow LLC, 8.50%, 11/15/24 (Call 11/15/21)(a)	50	51,452

		77,522

Diversified Financial Services — 3.9%
Ally Financial Inc., 3.88%, 05/21/24 (Call 04/21/24)	25	26,430
Enova International Inc., 8.50%, 09/01/24 (Call 09/01/20)(a)	25	24,742
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)	25	27,036
Global Aircraft Leasing Co Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(c)	125	128,002
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	45	46,360
Navient Corp.
5.88%, 10/25/24	25	26,388
6.13%, 03/25/24	100	106,675
Springleaf Finance Corp., 6.13%, 03/15/24 (Call 09/15/23)	95	104,029

		489,662

Electric — 1.2%
Calpine Corp., 5.50%, 02/01/24 (Call 03/02/20)	50	50,720
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	40	41,712
4.25%, 09/15/24 (Call 07/15/24)(a)	50	51,988

		144,420

Electronics — 0.6%
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)	50	52,678
Sensata Technologies BV, 5.63%, 11/01/24(a)	25	27,590

		80,268

Energy – Alternate Sources — 0.2%
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 03/02/20)(a)(b)	25	25,709

Engineering & Construction — 0.7%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)(b)	75	83,255

Entertainment — 2.6%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 03/02/20)	50	51,312
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)	25	28,727
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 03/02/20)(a)	25	24,499
6.38%, 02/01/24 (Call 02/01/21)(a)	50	50,155
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 02/06/20)(a)	50	51,738
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 02/18/20)(a)	50	50,739
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 03/02/20)(a)	75	76,615

		333,785

Environmental Control — 0.4%
Covanta Holding Corp., 5.88%, 03/01/24 (Call 03/02/20)	50	50,990

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 3.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 6.63%, 06/15/24 (Call 03/02/20)	$100	$104,068
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 03/02/20)(a)	100	102,858
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	75	78,838
Simmons Foods Inc., 5.75%, 11/01/24 (Call 11/01/20)(a)	50	50,796
TreeHouse Foods Inc., 6.00%, 02/15/24 (Call 03/02/20)(a)	50	51,589
U.S. Foods Inc., 5.88%, 06/15/24 (Call 03/02/20)(a)	50	51,228

		439,377

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	50	53,253

Hand & Machine Tools — 0.4%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)	50	52,586

Health Care – Products — 1.1%
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(a)	125	132,867

Health Care – Services — 5.7%
Acadia Healthcare Co. Inc., 6.50%, 03/01/24 (Call 03/02/20)	50	51,578
Centene Corp., 6.13%, 02/15/24 (Call 03/02/20)	75	77,526
CHS/Community Health Systems Inc., 8.63%, 01/15/24 (Call 01/15/21)(a)	75	79,555
DaVita Inc., 5.13%, 07/15/24 (Call 02/18/20)	125	127,805
Encompass Health Corp., 5.75%, 11/01/24 (Call 03/02/20)(b)	64	64,856
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)(b)	25	26,010
RegionalCare Hospital Partners Holdings Inc., 11.50%, 05/01/24 (Call 03/02/20)(a)	50	53,684
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	150	153,937
4.63%, 09/01/24 (Call 09/01/21)(a)	85	88,088

		723,039

Holding Companies – Diversified — 1.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)(a)(b)	100	102,047
6.75%, 02/01/24 (Call 03/02/20)	50	51,968
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	25	23,749

		177,764

Home Builders — 2.6%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	25	27,249
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	50	53,411
5.88%, 11/15/24 (Call 05/15/24)	50	56,385
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)	25	27,324
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)	50	54,152
Toll Brothers Finance Corp., 5.63%, 01/15/24 (Call 10/15/23)	50	55,070
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	50	54,595

		328,186

Household Products & Wares — 1.2%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 03/02/20)(a)(b)	50	51,935
Prestige Brands Inc., 6.38%, 03/01/24 (Call 03/02/20)(a)	50	51,618
Spectrum Brands Inc., 6.13%, 12/15/24 (Call 03/02/20)	50	51,626

		155,179

Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(a)	70	74,921

Security	Par (000)	Value

Insurance (continued)
Genworth Holdings Inc., 4.80%, 02/15/24(b)	$25	$24,877
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	50	53,236

		153,034

Internet — 0.7%
EIG Investors Corp., 10.88%, 02/01/24 (Call 03/02/20)	25	25,762
Netflix Inc., 5.75%, 03/01/24	50	55,500

		81,262

Iron & Steel — 0.6%
Cleveland-Cliffs Inc., 4.88%, 01/15/24 (Call 01/15/21)(a)	50	50,388
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)	25	25,417

		75,805

Leisure Time — 0.4%
NCL Corp. Ltd., 3.63%, 12/15/24 (Call 12/15/21)(a)	50	49,713

Lodging — 1.6%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(a)	25	25,007
Diamond Resorts International Inc., 10.75%, 09/01/24 (Call 03/02/20)(a)(b)	50	52,312
Hilton Domestic Operating Co. Inc., 4.25%, 09/01/24 (Call 02/25/20)	75	76,138
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	25	27,044
Wyndham Destinations Inc., 5.40%, 04/01/24 (Call 02/01/24)	25	26,717

		207,218

Machinery — 1.1%
Cloud Crane LLC, 10.13%, 08/01/24 (Call 03/02/20)(a)	50	53,314
SPX FLOW Inc., 5.63%, 08/15/24 (Call 03/02/20)(a)	25	25,984
Vertiv Group Corp., 9.25%, 10/15/24 (Call 03/02/20)(a)(b)	50	53,575

		132,873

Manufacturing — 0.6%
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	50	47,473
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	25	25,884

		73,357

Media — 11.0%
Altice Finco SA, 8.13%, 01/15/24 (Call 02/10/20)(a)	200	205,334
AMC Networks Inc., 5.00%, 04/01/24 (Call 04/01/20)	75	76,192
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 04/01/24 (Call 03/02/20)(a)	150	155,178
Cengage Learning Inc., 9.50%, 06/15/24 (Call 03/02/20)(a)	50	46,223
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 02/15/21)(a)(b)	149	162,224
CSC Holdings LLC, 5.25%, 06/01/24	50	54,036
DISH DBS Corp., 5.88%, 11/15/24(b)	175	177,130
Entercom Media Corp., 7.25%, 11/01/24 (Call 03/02/20)(a)	50	52,870
Gray Television Inc., 5.13%, 10/15/24 (Call 02/11/20)(a)(b)	50	51,664
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 03/02/20)(a)(b)	25	22,051
Nexstar Broadcasting Inc., 5.63%, 08/01/24 (Call 02/11/20)(a)(b)	75	78,023
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 02/18/20)(a)	50	51,431
Sirius XM Radio Inc., 4.63%, 07/15/24 (Call 07/15/21)(a)	150	155,839
TEGNA Inc., 5.50%, 09/15/24 (Call 03/02/20)(a)	50	51,589
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(a)	50	54,342

		1,394,126

Mining — 1.3%
Eldorado Gold Corp., 9.50%, 06/01/24 (Call 12/01/21)(a)	25	26,861
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	50	52,821

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	$75	$79,535

		159,217

Office & Business Equipment — 1.0%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)	50	55,640
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(b)	50	47,574
Xerox Corp., 3.80%, 05/15/24	25	25,535

		128,749

Oil & Gas — 5.3%
American Energy- Permian Basin LLC, 12.00%, 10/01/24 (Call 10/01/21)(a)	50	34,795
Baytex Energy Corp., 5.63%, 06/01/24 (Call 03/02/20)(a)	25	23,024
Callon Petroleum Co., 6.13%, 10/01/24 (Call 03/02/20)	50	48,233
Denbury Resources Inc., 7.75%, 02/15/24 (Call 08/15/20)(a)	50	40,134
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(a)(b)	50	46,900
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (Call 03/02/20)(a)	50	45,473
MEG Energy Corp., 7.00%, 03/31/24 (Call 03/02/20)(a)	75	75,584
Murphy Oil Corp., 6.88%, 08/15/24 (Call 03/02/20)(b)	50	52,247
Parsley Energy LLC/Parsley Finance Corp., 6.25%, 06/01/24 (Call 03/02/20)(a)	50	51,895
PDC Energy Inc., 6.13%, 09/15/24 (Call 03/02/20)	50	50,124
Precision Drilling Corp., 5.25%, 11/15/24 (Call 02/18/20)	25	22,394
SM Energy Co., 5.00%, 01/15/24 (Call 03/02/20)	50	45,674
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	84	85,337
WPX Energy Inc., 5.25%, 09/15/24 (Call 06/15/24)	50	52,390

		674,204

Oil & Gas Services — 2.2%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	50	48,043
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)(b)	18	18,513
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)	200	212,302

		278,858

Packaging & Containers — 2.3%
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)(b)	25	26,203
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 04/15/20)(a)	125	128,915
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 07/15/24 (Call 03/02/20)(a)	50	51,479
Sealed Air Corp., 5.13%, 12/01/24 (Call 09/01/24)(a)	50	53,961
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	25	25,466

		286,024

Pharmaceuticals — 1.2%
Bausch Health Companies Inc., 7.00%, 03/15/24 (Call 03/15/20)(a)	150	155,808

Pipelines — 2.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 02/18/20)	50	44,271
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)	25	25,275
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)	50	47,703
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24 (Call 03/02/20)	50	48,741
Holly Energy Partners LP/Holly Energy Finance Corp., 6.00%, 08/01/24 (Call 02/05/20)(a)	50	52,250

Security	Par (000)	Value

Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24 (Call 03/02/20)(a)	$75	$75,682
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.75%, 03/15/24 (Call 03/02/20)	50	51,707

		345,629

Real Estate — 0.8%
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 03/02/20)	100	102,509

Real Estate Investment Trusts — 4.3%
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)	30	31,576
Iron Mountain Inc., 5.75%, 08/15/24 (Call 02/11/20)	100	100,951
iStar Inc., 4.75%, 10/01/24 (Call 07/01/24)(b)	50	52,225
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	150	163,528
MPT Operating Partnership LP/MPT Finance Corp., 5.50%, 05/01/24 (Call 03/02/20)	50	51,096
SBA Communications Corp., 4.88%, 09/01/24 (Call 03/02/20)	100	103,377
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(b)	50	44,579

		547,332

Retail — 3.9%
1011778 BC ULC/New Red Finance Inc., 4.25%, 05/15/24 (Call 05/15/20)(a)(b)	150	153,192
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)(b)	25	24,522
FirstCash Inc., 5.38%, 06/01/24 (Call 06/01/20)(a)	25	25,814
Golden Nugget Inc., 6.75%, 10/15/24 (Call 03/02/20)(a)	100	102,752
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24 (Call 03/02/20)(a)	75	77,180
Penske Automotive Group Inc., 5.38%, 12/01/24 (Call 03/02/20)	50	51,278
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 03/02/20)	50	51,048

		485,786

Software — 2.6%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	50	54,289
Donnelley Financial Solutions Inc., 8.25%, 10/15/24 (Call 10/15/21)	25	26,047
MSCI Inc., 5.25%, 11/15/24 (Call 03/02/20)(a)(b)	19	19,583
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 03/02/20)(a)(b)	100	99,073
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/02/20)(a)	125	132,464

		331,456

Telecommunications — 9.2%
CenturyLink Inc., Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	100	113,013
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 03/02/20)(a)	50	52,308
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)	100	102,599
5.50%, 06/15/24 (Call 02/11/20)(a)	50	49,500
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	75	80,640
Intelsat Jackson Holdings SA, 8.50%, 10/15/24 (Call 10/15/20)(a)(b)	225	189,173
Level 3 Financing Inc., 5.38%, 01/15/24 (Call 03/02/20)	50	50,712
Sprint Corp., 7.13%, 06/15/24	200	206,690
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	200	217,978
T-Mobile USA Inc., 6.00%, 04/15/24 (Call 02/11/20)	100	103,253

		1,165,866

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation — 0.6%
XPO Logistics Inc., 6.75%, 08/15/24 (Call 08/15/21)(a)	$75	$81,022

Total Corporate Bonds & Notes — 97.6% (Cost: $12,096,986)		12,334,529

Short-Term Investments

Money Market Funds — 19.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(d)(e)(f)	2,096	2,097,573
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)	348	348,000

		2,445,573

Total Short-Term Investments — 19.4% (Cost: $2,445,305)		2,445,573

Total Investments in Securities — 117.0% (Cost: $14,542,291)		14,780,102

Other Assets, Less Liabilities — (17.0)%		(2,144,962)

Net Assets — 100.0%		$12,635,140

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,684	412	2,096	$2,097,573	$2,467	(b)	$(71)	$268
BlackRock Cash Funds: Treasury, SL Agency Shares	218	130	348	348,000	616		—	—

				$2,445,573	$3,083		$(71)	$268

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$12,334,529	$—	$12,334,529
Money Market Funds	2,445,573	—	—	2,445,573

	$2,445,573	$12,334,529	$—	$14,780,102

Portfolio Abbreviations — Fixed Income

PIK	Payment-in-kind